UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number 811-3346

                     Oppenheimer Disciplined Allocation Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                      (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003
--------------------------------------------------------------------------------
  Oppenheimer                                            Management
  Disciplined                                           Commentaries
  Allocation Fund                                            and
                                                         Semiannual
                                                           Report
--------------------------------------------------------------------------------


MANAGEMENT COMMENTARIES
    Performance Update
    Investment Strategy Discussion
    Listing of Top Holdings

SEMIANNUAL REPORT AND FINANCIAL STATEMENTS
    Listing of Investments
    Financials

"We are particularly pleased that Oppenheimer Disciplined Allocation Fund received positive contributions from both its equity and fixed-income components."

                                                         [LOGO]
                                                         OppenheimerFunds[R]
                                                         The Right Way to Invest

HIGHLIGHTS
--------------------------------------------------------------------------------


MANAGEMENT COMMENTARIES AND ADDITIONAL DISCLOSURES

 1  Letter to Shareholders

 2  An Interview with Your Fund's Managers

35  Directors and Officers Listing

36  Privacy Policy Notice



SEMIANNUAL REPORT AND FINANCIAL STATEMENTS

 7  Statement of Investments

17  Statement of Assets and Liabilities

19  Statement of Operations

20  Statements of Changes in Net Assets

21  Financial Highlights

25  Notes to Financial Statements


Fund Objective
Oppenheimer Disciplined Allocation Fund seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.

Fund Highlight
The Fund's Class A shares ranked in the top quartile of its Lipper Flexible Portfolio Fund peer group for the one-year period ended April 30, 2003. 1



----------------------------------
Cumulative Total Returns*

          For the 6-Month Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A    3.14%       -2.79%
----------------------------------
Class B    2.72        -2.28
----------------------------------
Class C    2.66         1.66
----------------------------------
Class N    2.95         1.95
----------------------------------


Average Annual Total Returns*

          For the 1-Year Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   -4.14%       -9.65%
----------------------------------
Class B   -4.91        -9.62
----------------------------------
Class C   -4.96        -5.90
----------------------------------
Class N   -4.51        -5.45
----------------------------------



1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #71/286, #94/161 and #35/42 for the one-, five- and 10-year periods ended 4/30/03. Lipper ranking are for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.



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------------------------------------------------------

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder,



It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles-investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,

/S/John V. Murphy

John V. Murphy
May 21, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.



[PHOTO JOHN V. MURPHY]
John V. Murphy
President
Oppenheimer
Disciplined Allocation Fund


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                  1 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q
How did Oppenheimer Disciplined Allocation Fund perform during the six-month period that ended April 30, 2003?
A. The Fund provided a 3.14% total return (Class A shares without sales charge), which was slightly less than the 4.19% average total return of its peer group, the Lipper Flexible Portfolio Fund category.2 We are particularly pleased that the Fund received positive contributions from both its equity and fixed-income components.

What economic or market events affected the Fund's performance over the past six months?
The Fund's performance was influenced by weak economic growth and escalating geopolitical tensions that culminated in the war in Iraq. These factors were especially positive for the bond market, which tends to rise when the economy is weak and interest rates decline. However, they presented a challenge to most areas of the equity market, which continued to struggle with disappointing corporate earnings.
   Despite generally negative stock market forces, several bright spots became apparent during the six-month period. First, business conditions for most U.S. companies, including those in the technology sector, appear to have stabilized after a relatively long period of deterioration. Second, many companies responded to investor concerns about credit quality by paying off debt, buying back stock and de-leveraging their balance sheets. These trends led to a strong-but-brief stock market rally during the fourth quarter of 2002 and a rebound in corporate bond prices throughout the reporting period.

What stocks and industry groups contributed to the Fund's performance?
Our stock picks in the consumer discretionary and consumer staples sectors were particularly beneficial to the Fund's overall returns. The consumer discretionary sector's performance was


[SIDEBAR]
Portfolio Management
Team
Bruce Bartlett
Christopher Leavy
Angelo Manioudakis


2. The Fund's performance is compared to the average return of the 313 funds in the Lipper Flexible Portfolio Fund category.

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                  2 | OPPENHEIMER DISCIPLINED ALLOCATION FUND
driven by a number of individual investments. EchoStar Communications Corp. benefited from strong fundamentals in the satellite television business, as its Dish Network service has been increasing its customer base at a faster rate than its competitors. Television programming distributor Liberty Media Corp. has reported strong results from its various business units, and its stock has responded favorably to investors' expectations that the company may acquire additional programmers at attractive prices.
   In the consumer staples sector, the Fund avoided a number of stocks that adversely affected its benchmark, the S&P 500 Index. In this case, the Fund's relative performance benefited from investments it did not own and its relatively light exposure to the sector overall, rather than from positive returns from its holdings.

What stocks and industry groups detracted from performance?
The health care group provided generally disappointing returns. Tenet Healthcare Corp. was hurt by allegations of fraud related to its accounting practices. AmerisourceBergen Corp., a leading provider of pharmaceutical supplies to the health care industry, saw its growth rate slow, which some analysts believe may be the result of market saturation with relatively mature products. Lincare Holdings, Inc., a dominant supplier of oxygen and other respiratory care products, was subject to rising concerns among investors regarding insurance reimbursement and other pricing issues. In addition, Lincare's stock was hurt as investors turned away from relatively defensive stocks toward more economically sensitive companies. 3

How did the Fund's fixed-income investments fare during the reporting period? Our decision to emphasize corporate bonds helped performance. After languishing amid a number of high-profile



3. The Fund's holdings and allocations are subject to change.

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Not part of the semiannual report to Fund shareholders
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                  3 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

scandals, corporate bonds began to rally during the reporting period as issuers strengthened their balance sheets and investors began to look forward to a more robust economic environment. We focused primarily on market sectors that had been hit hard during the downturn. In many cases, we believe that the weakest companies in these sectors have been downgraded to "junk bond" status, and the remaining companies in the investment-grade categories have demonstrated their ability to withstand adversity. For example, we identified a number of issuers in the telecommunications and utilities groups that, in our view, are fundamentally sound, but were hurt by general weakness in their industries.
   On the other hand, the Fund's relatively light exposure to U.S. Treasury securities detracted from the Fund's returns when shell-shocked equity investors continued to flock to government-guaranteed bonds, despite what we regarded as unusually high prices.
   Finally, the Fund's holdings of mortgage-backed securities issued by U.S. government agencies focused primarily on income-oriented securities, which benefited from technical factors during the reporting period and contributed positively to the Fund's performance. Although unusually high prepayment levels hurt many mortgage-backed securities, our hedging strategies helped the Fund avoid the adverse effects of homeowners paying off their mortgages earlier than expected.

What is your outlook for the foreseeable future?
With the war in Iraq winding down, the stock market appears to have shifted its focus from geopolitical events to corporate earnings. However, a number of economic and market uncertainties remain, making the outlook cloudy.
   On the equity side, we continue to employ a bottom-up security selection strategy that generally does not directly consider macroeconomic trends. Instead, the effects of changes in


[SIDEBAR]
--------------------------
Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
--------------------------
-14.39% -2.97% 4.55%

Class B        Since
1-Year  5-Year Inception
--------------------------
-14.50% -2.90% 3.04%

Class C        Since
1-Year  5-Year Inception
--------------------------
-10.88% -2.59% 2.19%

Class N        Since
1-Year  5-Year Inception
--------------------------
-10.49% N/A   -7.20%
--------------------------


4. See Notes on page 6 for further details.

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Not part of the semiannual report to Fund shareholders
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                  4 | OPPENHEIMER DISCIPLINED ALLOCATION FUND
the economy are analyzed as part of our research into the prospects of individual companies. Recently, we have found a number of opportunities among media stocks.
   On the fixed-income side, we believe that our emphasis on corporate bonds should benefit from stronger economic growth. However, we are less optimistic about U.S. Treasury securities, which we believe may lose value as the federal government issues more debt to fund rising budget deficits.
   In our view, having the flexibility to move assets between asset classes and among industry groups as market conditions change is a key component of what makes Oppenheimer Disciplined Allocation Fund part of The Right Way to Invest.


Portfolio Allocation 5

[PIE CHART]
o Stocks          50.7%
o Bonds           42.0
o Cash
  Equivalents     7.3


Top Ten Common Stock Holdings 6
--------------------------------------------------------------
EchoStar Communications Corp., Cl. A                     2.2%
--------------------------------------------------------------
Bed Bath & Beyond, Inc.                                  1.9
--------------------------------------------------------------
Amgen, Inc.                                              1.6
--------------------------------------------------------------
Liberty Media Corp., Cl. A                               1.6
--------------------------------------------------------------
BP plc, ADR                                              1.6
--------------------------------------------------------------
Cendant Corp.                                            1.4
--------------------------------------------------------------
Dell Computer Corp.                                      1.4
--------------------------------------------------------------
Stryker Corp.                                            1.4
--------------------------------------------------------------
Republic Services, Inc.                                  1.4
--------------------------------------------------------------
Microsoft Corp.                                          1.4
--------------------------------------------------------------

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


Top Five Common Stock Industries 6
--------------------------------------------------------------
Media                                                    5.9%
--------------------------------------------------------------
Diversified Financials                                   5.2
--------------------------------------------------------------
Health Care Equipment & Supplies                         4.2
--------------------------------------------------------------
Insurance                                                4.1
--------------------------------------------------------------
Biotechnology                                            3.5



5. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on total market value of investments.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on net assets.

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Not part of the semiannual report to Fund shareholders
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                  5 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's
Statement of Additional Information.


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Not part of the semiannual report to Fund shareholders
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                  6 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS April 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
Common Stocks--58.1%
-----------------------------------------------------------------------------------
Consumer Discretionary--12.9%
-----------------------------------------------------------------------------------
Automobiles--0.9%
Harley-Davidson, Inc.                                        22,400     $  995,456
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.3%
McDonald's Corp.                                             19,000        324,900
-----------------------------------------------------------------------------------
Internet & Catalog Retail--0.3%
USA Interactive1                                             11,000        329,450
-----------------------------------------------------------------------------------
Leisure Equipment & Products--0.2%
Mattel, Inc.                                                  7,700        167,398
-----------------------------------------------------------------------------------
Media--5.9%
EchoStar Communications Corp., Cl. A 1                       79,400      2,378,824
-----------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares 1                    41,200      1,046,480
-----------------------------------------------------------------------------------
General Motors Corp., Cl. H 1                               107,200      1,264,960
-----------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                158,300      1,741,300
                                                                        -----------
                                                                         6,431,564

-----------------------------------------------------------------------------------
Multiline Retail--1.8%
Costco Wholesale Corp. 1                                     22,000        761,860
-----------------------------------------------------------------------------------
Kohl's Corp. 1                                               20,500      1,164,400
                                                                       ------------
                                                                         1,926,260

-----------------------------------------------------------------------------------
Specialty Retail--2.2%
Bed Bath & Beyond, Inc. 1                                    51,126      2,019,988
-----------------------------------------------------------------------------------
OfficeMax, Inc. 1                                            63,100        356,515
                                                                       ------------
                                                                         2,376,503

-----------------------------------------------------------------------------------
Textiles & Apparel--1.3%
Nike, Inc., Cl. B                                            25,900      1,386,427
-----------------------------------------------------------------------------------
Consumer Staples--1.5%
-----------------------------------------------------------------------------------
Food & Drug Retailing--0.6%
Walgreen Co.                                                 20,000        617,200
-----------------------------------------------------------------------------------
Personal Products--0.6%
Avon Products, Inc.                                          11,600        674,772
-----------------------------------------------------------------------------------
Tobacco--0.3%
Altria Group, Inc.                                           10,800        332,208
-----------------------------------------------------------------------------------
Energy--1.9%
-----------------------------------------------------------------------------------
Energy Equipment & Services--0.3%
Schlumberger Ltd.                                             8,500        356,405
-----------------------------------------------------------------------------------
Oil & Gas--1.6%
BP plc, ADR                                                  44,700      1,722,738
-----------------------------------------------------------------------------------
Financials--12.1%
-----------------------------------------------------------------------------------
Banks--2.8%
Bank of New York Co., Inc. (The)                             27,300        722,085
-----------------------------------------------------------------------------------
Wachovia Corp.                                               29,100      1,111,911



                  7 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
Banks Continued
Wells Fargo Co.                                              24,000    $ 1,158,240
                                                                       ------------
                                                                         2,992,236

-----------------------------------------------------------------------------------
Diversified Financials--5.2%
Citigroup, Inc.                                              32,677      1,282,572
-----------------------------------------------------------------------------------
Franklin Resources, Inc.                                     38,800      1,353,344
-----------------------------------------------------------------------------------
Freddie Mac                                                  16,093        931,785
-----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                     7,600        311,980
-----------------------------------------------------------------------------------
Morgan Stanley                                                5,000        223,750
-----------------------------------------------------------------------------------
SLM Corp.                                                    13,160      1,473,920
                                                                       ------------
                                                                         5,577,351

-----------------------------------------------------------------------------------
Insurance--4.1%
AMBAC Financial Group, Inc.                                   3,000        175,050
-----------------------------------------------------------------------------------
American International Group, Inc.                            4,900        283,955
-----------------------------------------------------------------------------------
Chubb Corp.                                                  20,600      1,089,534
-----------------------------------------------------------------------------------
MBIA, Inc.                                                    4,900        219,030
-----------------------------------------------------------------------------------
Prudential Financial, Inc.                                   35,700      1,141,329
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                        897         14,558
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. B                     42,244        686,465
-----------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                       10,700        880,610
                                                                       ------------
                                                                         4,490,531

-----------------------------------------------------------------------------------
Health Care--11.8%
-----------------------------------------------------------------------------------
Biotechnology--3.5%
Amgen, Inc. 1                                                28,500      1,747,335
-----------------------------------------------------------------------------------
Genentech, Inc. 1                                            19,500        740,805
-----------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                      28,200      1,301,148
                                                                       ------------
                                                                         3,789,288

-----------------------------------------------------------------------------------
Health Care Equipment & Supplies--4.2%
Biomet, Inc.                                                 24,800        755,408
-----------------------------------------------------------------------------------
Medtronic, Inc.                                              23,800      1,136,212
-----------------------------------------------------------------------------------
Stryker Corp.                                                22,500      1,507,725
-----------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                               21,700      1,168,762
                                                                       ------------
                                                                         4,568,107

-----------------------------------------------------------------------------------
Health Care Providers & Services--2.0%
Aetna, Inc.                                                  25,100      1,249,980
-----------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                     24,400        741,028
-----------------------------------------------------------------------------------
Service Corp. International 1                                37,000        125,060
                                                                       ------------
                                                                         2,116,068





                  8 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
Pharmaceuticals--2.1%
Forest Laboratories, Inc. 1                                  18,200    $   941,304
-----------------------------------------------------------------------------------
Pfizer, Inc.                                                 43,980      1,352,385
                                                                       ------------
                                                                         2,293,689

-----------------------------------------------------------------------------------
Industrials--7.4%
-----------------------------------------------------------------------------------
Aerospace & Defense--3.2%
Boeing Co.                                                   37,000      1,009,360
-----------------------------------------------------------------------------------
Lockheed Martin Corp.                                        28,900      1,446,445
-----------------------------------------------------------------------------------
Northrop Grumman Corp.                                       11,100        976,245
                                                                       ------------
                                                                         3,432,050

-----------------------------------------------------------------------------------
Commercial Services & Supplies--2.8%
Cendant Corp. 1                                             106,500      1,520,820
-----------------------------------------------------------------------------------
Republic Services, Inc. 1                                    70,000      1,502,200
                                                                       ------------
                                                                         3,023,020

-----------------------------------------------------------------------------------
Industrial Conglomerates--0.4%
General Electric Co.                                          9,500        279,775
-----------------------------------------------------------------------------------
Tyco International Ltd.                                      10,900        170,040
                                                                       ------------
                                                                           449,815

-----------------------------------------------------------------------------------
Road & Rail--1.0%
CNF Transportation, Inc.                                     38,000      1,152,920
-----------------------------------------------------------------------------------
Information Technology--6.9%
-----------------------------------------------------------------------------------
Communications Equipment--0.2%
Geotek Communications, Inc., Series B (Escrow Shares) 1,2       100             --
-----------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                         12,000        198,840
                                                                       ------------
                                                                           198,840

-----------------------------------------------------------------------------------
Computers & Peripherals--2.4%
Dell Computer Corp. 1                                        52,400      1,514,884
-----------------------------------------------------------------------------------
Hewlett-Packard Co.                                          34,400        560,720
-----------------------------------------------------------------------------------
International Business Machines Corp.                         6,400        543,360
                                                                       ------------
                                                                         2,618,964

-----------------------------------------------------------------------------------
Electronic Equipment & Instruments--1.6%
California Amplifier, Inc. 1                                     24             78
-----------------------------------------------------------------------------------
Flextronics International Ltd. 1                            132,500      1,159,375
-----------------------------------------------------------------------------------
Thermo Electron Corp. 1                                      34,200        621,414
                                                                       ------------
                                                                         1,780,867





                  9 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
Software--2.7%
Microsoft Corp.                                              57,800     $1,477,946
-----------------------------------------------------------------------------------
Oracle Corp. 1                                               57,500        683,100
-----------------------------------------------------------------------------------
Symantec Corp. 1                                             16,900        742,755
                                                                       ------------
                                                                         2,903,801

-----------------------------------------------------------------------------------
Materials--2.2%
-----------------------------------------------------------------------------------
Chemicals--0.3%
FMC Corp. 1                                                  13,300        240,996
-----------------------------------------------------------------------------------
Monsanto Co.                                                  8,751        152,268
                                                                       ------------
                                                                           393,264

-----------------------------------------------------------------------------------
Metals & Mining--0.9%
Alcoa, Inc.                                                  41,300        947,009
-----------------------------------------------------------------------------------
Paper & Forest Products--1.0%
Sappi Ltd., Sponsored ADR                                    86,800      1,071,980
-----------------------------------------------------------------------------------
Telecommunication Services--0.3%
-----------------------------------------------------------------------------------
Wireless Telecommunication Services--0.3%
Microcell Telecommunications, Inc., Cl. B 1                   1,899            114
-----------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                            16,900        333,944
                                                                       ------------
                                                                           334,058

-----------------------------------------------------------------------------------
Utilities--1.1%
-----------------------------------------------------------------------------------
Electric Utilities--0.8%
Dominion Resources, Inc.                                     12,600        745,668
-----------------------------------------------------------------------------------
Pepco Holdings, Inc.                                          8,000        137,440
                                                                       ------------
                                                                           883,108

-----------------------------------------------------------------------------------
Multi-Utilities--0.3%
Equitable Resources, Inc.                                     8,000        307,360
                                                                       ------------
Total Common Stocks (Cost $58,948,940)                                  62,965,607

-----------------------------------------------------------------------------------
Other Securities--1.3%
Nasdaq-100 Unit Investment Trust 1 (Cost $1,334,441)         52,400      1,438,380

                                                              Units
-----------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Concentric Network Corp. Wts., Exp. 12/15/07 1,2                100              1
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06 1,3        500            120
-----------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/1/07 1,2                516         17,544
                                                                       ------------
 Total Rights, Warrants and Certificates (Cost $5,248)                      17,665



                  10 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Asset-Backed Securities--6.4%
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2003-A, Cl. A2, 1.45%, 11/25/05                     $310,000     $  310,000
-----------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile
Mtg.-Backed Nts., Series 2002-4, Cl. A2B, 1.74%,
1/17/05 2                                                   499,063        499,993
-----------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2002-1,
Cl. AF1, 2.474%, 9/25/32 2                                  209,626        210,550
-----------------------------------------------------------------------------------
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2002-B, Cl. A2, 2.20%, 4/6/05 2        274,270        275,283
-----------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Installment
Sales, Series 2003-A, Cl. A2A, 1.62%, 8/15/05               260,000        260,610
-----------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Certificates, Series 2002-D, Cl. A2A, 2.10%, 3/15/05        512,138        514,012
-----------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable
Nts., Series 2002-2, Cl. A1, 1.91%, 4/16/07                 243,812        244,893
-----------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivables Obligations:
Series 2002-3, Cl. A2, 2.26%, 12/18/04                      410,000        411,494
Series 2002-4, Cl. A2, 1.66%, 6/15/05                       220,000        220,480
-----------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2002-2, Cl. A2, 2.15%, 12/19/05                      283,807        284,837
-----------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2      827,154        784,804
-----------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates,
Series 2002-1, Cl. A2, 1.95%, 7/20/05                       190,000        190,534
-----------------------------------------------------------------------------------
MMCA Auto Lease Trust, Auto Retail Installment Contracts,
Series 2002-A, Cl. A2, 1.48%, 5/16/05 2,4                   280,000        280,245
-----------------------------------------------------------------------------------
Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2002-A, Cl. A2, 1.86%, 11/15/04 2                    390,000        390,686
-----------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Auto Receivable
Nts., Series 2002-C, Cl. A2, 1.94%, 9/15/04                 430,000        431,033
-----------------------------------------------------------------------------------
Salomon Smith Barney Auto Loan Trust, Asset-Backed Auto
Loan Obligations, Series 2002-1, Cl. A2, 1.83%, 9/15/05 2   310,000        310,773
-----------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mortgage-Backed Obligations, Series 2003-A, Cl. A2,
1.28%, 8/15/05                                              470,000        469,929
-----------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed
Certificates, Series 2002-1, Cl. A2, 1.95%, 3/15/05         130,000        130,313
-----------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2002-A, Cl. A2, 1.77%, 2/20/05           410,000        411,001
-----------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2002-1, Cl. A2, 1.88%, 6/15/05                       350,000        351,299
                                                                       ------------
Total Asset-Backed Securities (Cost $7,009,255)                          6,982,769

-----------------------------------------------------------------------------------
Mortgage-Backed Obligations--22.4%
Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
Participation Certificates:
8%, 4/1/16                                                  286,619        312,049
9%, 8/1/22-5/1/25                                            72,819         81,367

                  11 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Mortgage-Backed Obligations Continued
FHLMC Structured Pass-Through Certificates,
Collateralized Mtg. Obligations:
Series H002, Cl. A2, 1.861%, 12/15/06                   $   332,725     $  332,258
Series H003, Cl. A2, 1.88%, 1/15/07                         430,000        432,196
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5.50%, 5/13/33 5                                            800,000        822,000
6%, 5/25/33 5                                              2,909,000     3,028,089
6.50%, 3/1/26                                               171,907        180,160
6.50%, 5/25/33 5                                           5,989,000     6,258,505
7%, 2/25/22                                                 933,133        984,807
7%, 5/25/33-6/25/33 5                                      7,592,000     8,022,827
7.50%, 1/1/08-6/1/08                                         99,544        106,326
8.50%, 7/1/32                                                79,976         86,292
-----------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security, Trust 1993-223, Cl. PM, (1.054)%,
10/25/23 6                                                  282,483         27,705
-----------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Collateralized Mtg.
Obligations, Series 1999-2, Cl. A3, 6.50%, 4/25/29          500,000        513,805
-----------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                         366,348        392,484
7.50%, 3/15/09                                              144,996        156,915
8%, 5/15/17                                                 107,314        117,942
8.50%, 8/15/17-12/15/17                                      84,633         93,649
-----------------------------------------------------------------------------------
Granite Mortgages plc, Mtg.-Backed Obligations,
Series 2002-2, Cl. 1A1, 1.439%, 1/21/17 2,4                 221,538        221,538
-----------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-WF1, Cl. A2,
7.385%, 11/15/28 3,4                                        262,151        263,721
-----------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg.
Obligations, Mtg. Pass-Through Certificates,
Series 1999-18, Cl. A2, 6%, 7/25/29                         950,596        971,034
-----------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                     192,000        226,104
-----------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg. Obligations, Pass-Through
Certificates:
Series 2002-AR15, Cl. A1, 2.26%, 12/25/32 2                 134,033        135,142
Series 2002-AR19, Cl. A1, 1.77%, 1/25/33 4                  332,888        333,018
-----------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust,
Collateralized Mtg. Obligations, Series 2003-A,
Cl. A1, 1.79%, 2/25/33 2                                    160,724        162,163
                                                                       ------------
Total Mortgage-Backed Obligations (Cost $23,924,559)                    24,262,096

-----------------------------------------------------------------------------------
U.S. Government Obligations--3.0%
Federal National Mortgage Assn. Unsec. Nts., 7.25%,
1/15/10-5/15/30                                           1,750,000      2,177,766
-----------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, 7.125%, 5/1/30            112,000        142,545
-----------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                             188,000        205,199
STRIPS, 4.96%, 2/15/16 7                                    171,000         94,282
STRIPS, 5.48%, 11/15/27 7                                    97,000         27,065
-----------------------------------------------------------------------------------
U.S. Treasury Nts.:
3%, 2/15/08                                                  76,000         76,808
3.875%, 2/15/13 8                                           518,000        518,850
                                                                       ------------
Total U.S. Government Obligations (Cost $3,128,682)                      3,242,515



                  12 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Foreign Government Obligations--0.1%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $111,162) $110,000     $  124,327

-----------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes--14.1%
ABN Amro NA Holding Capital NV, 6.473% Bonds, 12/29/49 3    105,000        116,746
-----------------------------------------------------------------------------------
AEP Resources, Inc., 6.50% Sr. Nts., 12/1/03 3              153,000        155,500
-----------------------------------------------------------------------------------
Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29               100,000        113,878
-----------------------------------------------------------------------------------
American International Group, Inc./SunAmerica Global
Financing VI, 6.30% Sr. Sec. Nts., 5/10/11 3                155,000        174,677
-----------------------------------------------------------------------------------
AT&T Wireless Services, Inc.:
7.50% Sr. Unsec. Nts., 5/1/07                               285,000        321,911
8.75% Sr. Unsec. Nts., 3/1/31                                85,000        106,224
-----------------------------------------------------------------------------------
AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                 190,000        229,649
-----------------------------------------------------------------------------------
Boeing Capital Corp., 7.375% Sr. Nts., 9/27/10              290,000        330,084
-----------------------------------------------------------------------------------
Bristol-Myers Squibb Co., 5.75% Nts., 10/1/11               210,000        228,423
-----------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec.
Nts., 7/15/09                                                95,000        108,461
-----------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp., 5.90% Sr. Nts.,
7/1/12                                                      155,000        169,483
-----------------------------------------------------------------------------------
Cardinal Health, Inc., 4.45% Nts., 6/30/05                  160,000        168,347
-----------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12       120,000        139,380
-----------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32           350,000        396,526
-----------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11        115,000        145,611
-----------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65% Sr. Nts.,
9/15/10                                                     120,000        140,679
-----------------------------------------------------------------------------------
Cox Communications, Inc., 7.75% Sr. Nts., 11/1/10           158,000        190,020
-----------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125% Nts.,
11/15/11                                                    230,000        250,180
-----------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp., 6.40% Nts., 5/15/06       215,000        235,069
-----------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31            100,000        107,000
-----------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                           130,000        137,953
-----------------------------------------------------------------------------------
Deutsche Telekom International BV:
8.25% Unsec. Unsub. Nts., 6/15/05 4                         160,000        177,848
8.75% Unsec. Unsub. Nts., 6/15/30                            45,000         55,806
-----------------------------------------------------------------------------------
Dime Capital Trust I, 9.33% Capital Securities,
Series A, 5/6/27                                            240,000        293,913
-----------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
6/15/10                                                     135,000        163,320
-----------------------------------------------------------------------------------
DTE Energy Co., 6.375% Sr. Nts., 4/15/33                    125,000        131,512
-----------------------------------------------------------------------------------
Duke Energy Corp., 5.625% Nts., 11/30/12                    100,000        106,047
-----------------------------------------------------------------------------------
EOP Operating LP, 7.75% Unsec. Nts., 11/15/07               145,000        167,985
-----------------------------------------------------------------------------------
Farmers Insurance Exchange, 8.625% Nts., 5/1/24 3           300,000        264,709
-----------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Nts.,
4/1/11                                                      135,000        149,696
-----------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                          165,000        182,518
-----------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                        210,000        187,416
-----------------------------------------------------------------------------------
France Telecom SA:
8.70% Sr. Unsec. Nts., 3/1/06                                75,000         85,241
9.25% Sr. Unsec. Nts., 3/1/11                                70,000         85,756
10% Sr. Unsec. Nts., 3/1/31 4                                45,000         60,059
-----------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                78,000         78,267




                  13 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes Continued
General Electric Capital Corp., 6% Nts., 6/15/12           $285,000     $  315,048
-----------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub.
Nts., 8/28/12                                               305,000        310,696
-----------------------------------------------------------------------------------
General Motors Corp., 7.20% Nts., 1/15/11                   310,000        318,306
-----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.60% Sr. Unsec.
Nts., 1/15/12                                               120,000        135,518
-----------------------------------------------------------------------------------
Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12                  360,000        360,901
-----------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                   160,000        183,560
-----------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 6.50%
Nts., 2/13/13 3                                             147,000        149,317
-----------------------------------------------------------------------------------
Hypovereinsbank, 8.741% Bonds, 6/30/31 3                    112,000        105,787
-----------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11            127,000        144,841
-----------------------------------------------------------------------------------
John Hancock Global Funding II:
5% Nts., 7/27/07 3                                          165,000        175,163
7.90% Nts., 7/2/10 3                                        105,000        125,138
-----------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12          150,000        167,359
-----------------------------------------------------------------------------------
Kroger Co. (The), 6.75% Nts., 4/15/12                       100,000        111,615
-----------------------------------------------------------------------------------
Lockheed Martin Corp., 8.50% Bonds, 12/1/29                 155,000        208,594
-----------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 4.85% Nts., 2/15/13             96,000         97,331
-----------------------------------------------------------------------------------
MBNA America Bank NA, 6.625% Sub. Nts., 6/15/12             180,000        196,588
-----------------------------------------------------------------------------------
Metropolitan Life Global Funding I, 4.75% Nts., 6/20/07     230,000        243,296
-----------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Nts., 10/1/12   265,000        277,460
-----------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                          155,000        175,771
-----------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12     125,000        131,161
-----------------------------------------------------------------------------------
News America Holdings, Inc., 7.75% Sr. Unsec.
Debs., 12/1/45                                              200,000        228,329
-----------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10    190,000        230,172
-----------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11            140,000        164,202
-----------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27            70,000         83,475
-----------------------------------------------------------------------------------
Pharmacia Corp., 6.60% Sr. Unsec. Nts., 12/1/28              75,000         89,097
-----------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 3                                                  185,000        225,363
-----------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 3   250,000        305,872
-----------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                 125,000        146,661
-----------------------------------------------------------------------------------
Raytheon Co., 5.70% Sr. Unsec. Nts., 11/1/03                265,000        268,347
-----------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.75% Bonds, 8/1/11            110,000        124,323
-----------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07               170,000        175,853
-----------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp., 6.90% Nts., 8/1/03          100,000        101,089
-----------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06      155,000        172,002
-----------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                   180,000        198,000
-----------------------------------------------------------------------------------
Target Corp., 5.40% Nts., 10/1/08                           145,000        157,685
-----------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12    290,000        374,740
-----------------------------------------------------------------------------------
Time Warner Entertainment Co. LP:
8.375% Sr. Debs., 3/15/23                                    35,000         43,261
10.15% Sr. Nts., 5/1/12                                      65,000         86,605
-----------------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs., 1/15/13                    130,000        159,214
-----------------------------------------------------------------------------------
Tyco International Group SA, 6.75% Sr. Unsub. Nts., 2/15/11 225,000        226,125
-----------------------------------------------------------------------------------



                  14 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes Continued
Union Carbide Corp., 6.25% Nts., 6/15/03                   $150,000     $  150,373
-----------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.75% Sr. Unsub.
Nts., 12/1/30                                               240,000        297,484
-----------------------------------------------------------------------------------
Viacom, Inc., 7.70% Sr. Unsec. Nts., 7/30/10                270,000        327,949
-----------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07   135,000        139,127
-----------------------------------------------------------------------------------
Walt Disney Co. (The):
6.375% Sr. Unsec. Nts., 3/1/12                              115,000        126,016
6.75% Sr. Nts., 3/30/06                                     145,000        159,149
-----------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                        100,000        111,011
7.75% Sr. Unsec. Nts., 5/15/32                               90,000        110,015
-----------------------------------------------------------------------------------
Wyeth, 5.875% Nts., 3/15/04                                 160,000        165,865
                                                                       ------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $14,149,390)                                                      15,236,748

-----------------------------------------------------------------------------------
Structured Notes--3.2%
Deutsche Bank AG, COUNTS Corp. Sec. Bond Linked Nts.,
Series 2003-1, 3.019%, 1/7/05 2,4                           950,000        944,015
-----------------------------------------------------------------------------------
JPMorgan Chase Bank, High Yield Index Credit Linked
Trust Nts., 7.55%, 11/15/07                               1,470,588      1,568,015
-----------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 3.133%,
12/10/04 4                                                  950,000        948,575
                                                                       ------------
Total Structured Notes (Cost $3,419,019)                                 3,460,605

-----------------------------------------------------------------------------------
Short-Term Notes--3.3%
Federal Home Loan Bank, 1.20%, 5/1/03 (Cost $3,600,000)   3,600,000      3,600,000

-----------------------------------------------------------------------------------
Joint Repurchase Agreements--5.3%
Undivided interest of 8.14% in joint repurchase
agreement (Market Value $70,406,000) with Zions
Bank/Capital Markets Group, 1.26%, dated 4/30/03, to be
repurchased at $5,728,200 on 5/1/03, collateralized by
U.S. Treasury Nts., 4.625%, 5/15/06, with a value of
$21,007,167 and U.S. Treasury Bonds, 2%, 11/30/04, with
a value of $50,899,000 (Cost $5,728,000)                  5,728,000      5,728,000

-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $121,358,696)               117.2%   127,058,712
-----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                         (17.2)   (18,683,361)
                                                              ---------------------
Net Assets                                                    100.0%  $108,375,351
                                                              =====================

                  15 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


Footnotes to Statement of Investments

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,062,113 or 1.90% of the Fund's net assets as of April 30, 2003.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security to be delivered and settled after April 30, 2003.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $27,705 or 0.03% of the Fund's net assets as of April 30, 2003.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Securities with an aggregate market value of $200,328 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.


See accompanying Notes to Financial Statements.



                  16 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
-------------------------------------------------------------------------------


April 30, 2003
-----------------------------------------------------------------------------------
Assets
Investments, at value (cost $121,358,696)--see accompanying
statement                                                             $127,058,712
-----------------------------------------------------------------------------------
Cash                                                                        15,927
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                           857,117
Interest, dividends and principal paydowns                                 441,195
Shares of capital stock sold                                                11,301
Other                                                                        2,783
                                                                      -------------
Total assets                                                           128,387,035

-----------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased (including $18,105,944 purchased on
a when-issued basis)                                                    19,681,508
Shares of capital stock redeemed                                           164,978
Shareholder reports                                                         46,400
Daily variation on futures contracts                                        37,735
Directors' compensation                                                     28,252
Transfer and shareholder servicing agent fees                               22,818
Distribution and service plan fees                                          21,687
Other                                                                        8,306
                                                                      -------------
Total liabilities                                                       20,011,684


-----------------------------------------------------------------------------------
Net Assets                                                            $108,375,351
                                                                      =============

-----------------------------------------------------------------------------------
Composition of Net Assets
Par value of shares of capital stock                                  $      9,151
-----------------------------------------------------------------------------------
Additional paid-in capital                                             130,169,896
-----------------------------------------------------------------------------------
Undistributed net investment income                                        150,693
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (27,611,840)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies              5,657,451
                                                                      -------------
Net Assets                                                            $108,375,351
                                                                      =============






                  17 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$91,771,467 and 7,759,044 shares of capital stock outstanding)            $11.83
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                  $12.55
---------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,566,385 and 1,046,745 shares of capital stock
outstanding)                                                              $12.01
---------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $3,734,640 and 319,444 shares of capital stock outstanding)     $11.69
---------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $302,859 and 25,682 shares of capital stock outstanding)        $11.79



See accompanying Notes to Financial Statements.



                  18 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2003
-----------------------------------------------------------------------------------
Investment Income
Interest                                                               $ 1,159,772
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,419)                     320,198
                                                                       ------------
Total investment income                                                  1,479,970


-----------------------------------------------------------------------------------
Expenses
Management fees                                                            335,218
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    113,376
Class B                                                                     60,218
Class C                                                                     17,069
Class N                                                                        679
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    112,637
Class B                                                                     24,268
Class C                                                                      7,122
Class N                                                                      1,137
-----------------------------------------------------------------------------------
Shareholder reports                                                         52,357
-----------------------------------------------------------------------------------
Accounting service fees                                                      7,500
-----------------------------------------------------------------------------------
Directors' compensation                                                      3,216
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                    291
-----------------------------------------------------------------------------------
Other                                                                        1,572
                                                                       ------------
Total expenses                                                             736,660
Less reduction to custodian expenses                                          (291)
Less voluntary waiver of transfer and shareholder servicing agent
fees--Class B                                                               (3,733)
Less voluntary waiver of transfer and shareholder servicing agent
fees-- Class C                                                              (1,248)
Less voluntary waiver of transfer and shareholder servicing agent
fees--Class N                                                                 (746)
                                                                       ------------
Net expenses                                                               730,642

-----------------------------------------------------------------------------------
Net Investment Income                                                      749,328

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments (including premiums on options exercised)                   (2,158,125)
Closing of futures contracts                                              (502,979)
                                                                       ------------
Net realized loss                                                       (2,661,104)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                              5,009,267
Translation of assets and liabilities denominated in foreign
currencies                                                                     155
                                                                       ------------
Net change                                                               5,009,422
                                                                       ------------
Net realized and unrealized gain                                         2,348,318


-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $ 3,097,646
                                                                       ============





See accompanying Notes to Financial Statements.




                  19 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Six Months                Year
                                                               Ended               Ended
                                                      April 30, 2003         October 31,
                                                         (Unaudited)                2002
-----------------------------------------------------------------------------------------
Operations
Net investment income                                   $    749,328       $   1,967,602
-----------------------------------------------------------------------------------------
Net realized loss                                         (2,661,104)        (10,767,199)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation                      5,009,422           1,737,908
                                                        ---------------------------------
Net increase (decrease) in net assets resulting
from operations                                            3,097,646          (7,061,689)


-----------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                     (721,220)         (2,252,545)
Class B                                                      (39,478)           (179,379)
Class C                                                      (13,087)            (40,660)
Class N                                                       (1,638)             (3,372)


-----------------------------------------------------------------------------------------
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                   (2,994,319)        (11,878,838)
Class B                                                       83,627          (1,491,347)
Class C                                                      673,371             322,450
Class N                                                       55,789             276,606


-----------------------------------------------------------------------------------------
Net Assets
Total increase (decrease)                                    140,691         (22,308,774)
-----------------------------------------------------------------------------------------
Beginning of period                                      108,234,660         130,543,434
                                                        ---------------------------------
End of period [including undistributed net investment
income of $150,693 and $176,788, respectively]          $108,375,351        $108,234,660
                                                        =================================




See accompanying Notes to Financial Statements.



                  20 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        Six Months                                             Year
                                             Ended                                            Ended
                                    April 30, 2003                                         Oct. 31,
Class A                                (Unaudited)     2002      2001      2000      1999      1998
------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period       $11.56    $12.54    $14.23    $15.03    $15.45    $16.81
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         .09       .22       .26       .44       .44       .45
Net realized and unrealized gain (loss)       .27      (.94)    (1.69)      .68      (.01)      .45
                                           -----------------------------------------------------------
Total from investment operations              .36      (.72)    (1.43)     1.12       .43       .90
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income         (.09)     (.26)     (.26)     (.44)     (.44)     (.45)
Distributions from net realized gain           --        --        --     (1.48)     (.41)    (1.81)
                                           -----------------------------------------------------------
Total dividends and/or
distributions to shareholders                (.09)     (.26)     (.26)    (1.92)     (.85)    (2.26)
------------------------------------------------------------------------------------------------------
Net asset value, end of period             $11.83    $11.56    $12.54    $14.23    $15.03    $15.45
                                           ===========================================================

------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1           3.14%    (5.86)%  (10.12)%    8.27%     2.62%     5.93%

------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)  $91,771  $ 92,806  $112,864  $144,244  $258,159  $298,558
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $92,294  $104,415  $128,477  $172,514  $293,677  $268,715
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                        1.52%     1.73%     1.88%     2.88%     2.72%     2.96%
Expenses                                     1.25%     1.21%     1.19%     1.11%     1.04%     1.04% 3
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       135%      193%      164%       34%      122%       97%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.




                  21 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                       Six Months                                                    Year
                                            Ended                                                   Ended
                                   April 30, 2003                                                Oct. 31,
Class B                               (Unaudited)         2002         2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period       $11.73       $12.72       $14.43    $15.20    $15.62    $16.99
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         .04          .11          .15       .30       .31       .36
Net realized and unrealized gain (loss)       .28         (.94)       (1.70)      .73        --       .43
                                           -----------------------------------------------------------------
Total from investment operations              .32         (.83)       (1.55)     1.03       .31       .79
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income         (.04)        (.16)        (.16)     (.32)     (.32)     (.35)
Distributions from net realized gain           --           --           --     (1.48)     (.41)    (1.81)
                                           -----------------------------------------------------------------
Total dividends and/or
distributions to shareholders                (.04)        (.16)        (.16)    (1.80)     (.73)    (2.16)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $12.01       $11.73       $12.72    $14.43    $15.20    $15.62
                                           =================================================================


------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1           2.72%       (6.61)%     (10.79)%    7.48%     1.84%     5.10%

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)  $12,566      $12,204      $14,770   $17,892   $23,522   $21,754
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $12,145      $13,639      $16,569   $19,643   $24,648   $14,235
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                        0.67%        0.94%        1.14%     2.12%     1.97%     2.19%
Expenses, gross                              2.15%        2.00%        1.94%     1.87%     1.80%     1.80% 3
Expenses, net                                2.09% 4,5    2.00% 4,6    1.94% 4   1.87% 4   1.80% 4   1.80%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       135%         193%         164%       34%      122%       97%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

4. Reduction to custodian expenses less than 0.01%.

5. Net of voluntary waiver of transfer agent fees.

6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.



                  22 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                       Six Months                                                  Year
                                            Ended                                                 Ended
                                   April 30, 2003                                              Oct. 31,
Class C                               (Unaudited)        2002        2001      2000      1999      1998
----------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period       $11.43      $12.41      $14.08    $14.88    $15.31    $16.70
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         .06         .13         .13       .28       .32       .37
Net realized and unrealized gain (loss)       .24        (.94)      (1.64)      .72      (.01)      .40
                                           ---------------------------------------------------------------
Total from investment operations              .30       (.81)       (1.51)     1.00       .31       .77
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income         (.04)       (.17)       (.16)     (.32)     (.33)     (.35)
Distributions from net realized gain           --          --          --     (1.48)     (.41)    (1.81)
                                           ---------------------------------------------------------------
Total dividends and/or
distributions to shareholders                (.04)       (.17)       (.16)    (1.80)     (.74)    (2.16)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period             $11.69      $11.43      $12.41    $14.08    $14.88    $15.31
                                           ===============================================================

----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1           2.66%      (6.64)%    (10.76)%    7.44%     1.84%     5.10%

----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $3,735      $2,984      $2,893    $3,931    $5,719    $4,824
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $3,446      $2,961      $3,280    $4,255    $5,876    $2,861
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                        0.66%       0.93%       1.14%     2.13%     1.97%     2.18%
Expenses, gross                              2.17%       2.00%       1.94%     1.86%     1.80%     1.80% 3
Expenses, net                                2.10% 4,5   2.00% 4,6   1.94% 4   1.86% 4   1.80% 4   1.80%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       135%        193%        164%       34%      122%       97%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

4. Reduction to custodian expenses less than 0.01%.

5. Net of voluntary waiver of transfer agent fees.

6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.






                  23 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        Six Months                    Year
                                                             Ended                   Ended
                                                    April 30, 2003                Oct. 31,
Class N                                                (Unaudited)        2002      2001 1
---------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $11.52      $12.52      $13.74
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .08         .16         .12
Net realized and unrealized gain (loss)                        .26        (.91)      (1.20)
                                                            ---------------------------------
Total from investment operations                               .34        (.75)      (1.08)
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.07)       (.25)       (.14)
Distributions from net realized gain                            --          --          --
                                                            ---------------------------------
Total dividends and/or distributions to shareholders          (.07)       (.25)       (.14)
---------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.79      $11.52      $12.52
                                                            =================================

---------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                            2.95%      (6.17)%     (7.90)%

---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $303        $241          $2
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $274        $160          $1
---------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         1.21%       1.28%       1.04%
Expenses, gross                                               2.09%       1.60%       1.68%
Expenses, net                                                 1.54% 4,5   1.60% 4,6   1.68% 4
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                        135%        193%        164%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Net of voluntary waiver of transfer agent fees.

6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.




                  24 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of April 30, 2003, the market value of these securities comprised 3.2% of the Fund's net assets, and resulted in unrealized gains in the current period of $41,586.





                  25 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of April 30, 2003, the Fund had entered into when-issued purchase commitments of $18,105,944.
   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
   Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest




                  26 | OPPENHEIMER DISCIPLINED ALLOCATION FUND and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $26,743,869. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2008       $   167,496
                              2009        13,696,976
                              2010        10,218,293
                                         -----------
                              Total      $24,082,765
                                         -----------
                                         -----------

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $1,348 and payments of $3,797 were made to retired directors, resulting in an accumulated liability of $27,975 as of April 30, 2003.
   The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.



                  27 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                                     Six Months Ended        Year Ended
                                       April 30, 2003  October 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $775,423       $ 2,475,956
                 Long-term capital gain            --                --
                 Return of capital                 --                --
                                         ------------------------------
                 Total                       $775,423        $2,475,956
                                         ------------------------------
                                         ------------------------------

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




                  28 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Fund has authorized 550 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                     Six Months Ended April 30, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
------------------------------------------------------------------------------------
Class A
Sold                           526,855   $ 6,109,420        628,916   $  7,576,816
Dividends and/or
distributions reinvested        60,074       694,295        174,069      2,175,432
Redeemed                      (854,253)   (9,798,034)    (1,777,767)   (21,631,086)
                             -------------------------------------------------------
Net decrease                  (267,324)  $(2,994,319)      (974,782)  $(11,878,838)
                             -------------------------------------------------------
                             -------------------------------------------------------

------------------------------------------------------------------------------------
Class B
Sold                           199,184   $ 2,332,979        220,549   $  2,710,789
Dividends and/or
distributions reinvested         3,169        37,201         13,413        171,302
Redeemed                      (195,829)   (2,286,553)      (354,813)    (4,373,438)
                             -------------------------------------------------------
Net increase (decrease)          6,524   $    83,627       (120,851)  $ (1,491,347)
                             -------------------------------------------------------
                             -------------------------------------------------------

------------------------------------------------------------------------------------
Class C
Sold                           104,617   $ 1,199,784        101,338   $  1,207,406
Dividends and/or
distributions reinvested         1,092        12,479          3,185         39,488
Redeemed                       (47,299)     (538,892)       (76,698)      (924,444)
                             -------------------------------------------------------
Net increase                    58,410   $   673,371         27,825   $    322,450
                             -------------------------------------------------------
                             -------------------------------------------------------

------------------------------------------------------------------------------------
Class N
Sold                             5,869   $    68,061        108,852   $  1,331,998
Dividends and/or
distributions reinvested           141         1,632            134          1,621
Redeemed                        (1,215)      (13,904)       (88,230)    (1,057,013)
                             -------------------------------------------------------
Net increase                     4,795   $    55,789         20,756   $    276,606
                             -------------------------------------------------------
                             -------------------------------------------------------


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $152,970,123 and $152,061,277, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.




                  29 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               Aggregate       Class A   Concessions   Concessions   Concessions    Concessions
               Front-End     Front-End    on Class A    on Class B    on Class C     on Class N
           Sales Charges Sales Charges        Shares        Shares        Shares         Shares
Six Months    on Class A   Retained by   Advanced by   Advanced by   Advanced by    Advanced by
Ended             Shares   Distributor Distributor 1 Distributor 1 Distributor 1  Distributor 1
-----------------------------------------------------------------------------------------------
April 30, 2003   $55,435       $28,587        $3,971       $42,813        $4,422           $471

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
Six Months               Retained by   Retained by    Retained by    Retained by
Ended                    Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
April 30, 2003                   $30       $49,848           $217            $91


--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A Plan totaled $113,376, all of which were paid by the Distributor to recipients, and included $72,174 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.




                  30 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                    Total Payments Amount Retained      Expenses  of Net Assets
                        Under Plan  by Distributor    Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan               $60,218         $47,061      $501,278          3.99%
Class C Plan                17,069           4,329        99,950          2.68
Class N Plan                   679             615           460          0.15


--------------------------------------------------------------------------------
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



                  31 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
5. Futures Contracts Continued
As of April 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                Unrealized
                                  Expiration   Number of   Valuation as of    Appreciation
Contract Description                   Dates   Contracts    April 30, 2003  (Depreciation)
-------------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Treasury Nts., 2 yr.            6/26/03          13        $2,806,781       $  7,547
U.S. Treasury Nts., 10 yr.           6/19/03          41         4,720,125         21,938
                                                                                 ----------
                                                                                   29,485
                                                                                 ----------
Contracts to Sell
U.S. Long Bonds                      6/19/03          20         2,280,625        (29,125)
U.S. Treasury Nts., 5 yr.            6/19/03         105        11,943,750        (43,086)
                                                                                 ----------
                                                                                  (72,211)
                                                                                 ----------
                                                                                 $(42,726)
                                                                                 ----------
                                                                                 ----------


--------------------------------------------------------------------------------
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.



                  32 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

Written option activity for the six months ended April 30, 2003 was as follows:

                                        Call Options
                            -------------------------
                             Number of     Amount of
                             Contracts      Premiums
-----------------------------------------------------
Options outstanding as of
October 31, 2002                     2     $     106
Options written                    236        11,340
Options exercised                 (238)      (11,446)
                            -------------------------
Options outstanding as of
April 30, 2003                      --     $      --
                            -------------------------
                            -------------------------


--------------------------------------------------------------------------------
7. Illiquid or Restricted Securities
As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2003 was $4,232,737, which represents 3.91% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                           Acquisition            Valuation as of     Unrealized
Security                          Date       Cost  April 30, 2003   Depreciation
--------------------------------------------------------------------------------
Stocks and/or Warrants
Geotek Communications, Inc.,
Series B (Escrowed)             1/4/01       $400             $--           $400


--------------------------------------------------------------------------------
8. Borrowing and Lending Arrangements
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one


                  33 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
8. Borrowing and Lending Arrangements Continued day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.



                  34 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

OPPENHEIMER DISCIPLINED ALLOCATION FUND



A Series of Oppenheimer Series Fund, Inc.
--------------------------------------------------------------------------------
Directors and Officers              Clayton K. Yeutter, Chairman and Director
                                    Donald W. Spiro, Vice Chairman and Director
                                    John V. Murphy, President and Director
                                    Robert G. Galli, Director
                                    Phillip A. Griffiths, Director
                                    Joel W. Motley, Director
                                    Elizabeth B. Moynihan, Director
                                    Kenneth A. Randall, Director
                                    Edward V. Regan, Director
                                    Russell S. Reynolds, Jr., Director
                                    Bruce Bartlett, Vice President
                                    Christopher Leavy, Vice President
                                    Angelo Manioudakis, Vice President
                                    Robert G. Zack, Secretary
                                    Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
Investment Advisor                  OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
Distributor                         OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
Transfer and Shareholder            OppenheimerFunds Services
Servicing Agent


--------------------------------------------------------------------------------
Independent Auditors                KPMG LLP


--------------------------------------------------------------------------------
Legal Counsel                       Mayer Brown Rowe & Maw

                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.



(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.


------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------



                  35 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

PRIVACY POLICY NOTICE
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct, our electronic document delivery service
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service



------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------



                  36 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).


------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------



                  37 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

[GRAPHIC]
Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE! With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today at
www.oppenheimerfunds.com


--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: CNMTX  Class B: CDABX  Class C: CDACX  Class N: CDANX
--------------------------------------------------------------------------------


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

------------------------------------------------------
Not part of the semiannual report to Fund shareholders
------------------------------------------------------

                                                             [LOGO]
                                                             OppenheimerFunds[R]
                                                             Distributor, Inc.

RS0205.001.0403   June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)